SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS (Details) ₪ in Thousands, د.إ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)
Financial liabilities at fair value through profit or loss:
Trade and other payables	$ 4,030					$ 4,468
Bridge loans liabilities	453					902
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	18,084					16,669
Total financial liabilities	22,114	$ 273	₪ 2,188	$ 151	د.إ 11	21,137
Short term loan [Member]
Financial liabilities at fair value through profit or loss:
Trade and other payables						1,000
Convertible notes [member]
Financial liabilities at fair value through profit or loss:
Convertible notes	365					391
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	4,723					2,469
Convertible features [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	3,207					791
Warrants [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	5					1,384
Bridge loans [member]
Financial liabilities at fair value through profit or loss:
Bridge loans liabilities	453					902
Trade and other payables [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	12,735					13,605
Lease liabilities [member]
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	424					418
Government grants [member]
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	$ 202					$ 177